CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 10,976	$ 29,192
Cost of revenues, excluding depreciation and amortization	15,190	14,318
Gross (loss) margin	(4,214)	14,874
Operating expenses
General and administrative	15,065	14,805
Sales and marketing	945	1,082
Depreciation and amortization	4,060	1,114
Impairment charge	3,540
Total operating expenses	23,610	17,001
Loss from operations	(27,824)	(2,127)
Other income (expenses)
Income from equity method investments	39	225
Gain on Paycheck Protection Program loan forgiveness	1,665
Other expense, net	(1,370)	(46)
Accretion expense	(681)	(556)
Interest expense, net	(1,739)	(1,081)
Total other expense	(2,086)	(1,458)
Loss before income taxes	(29,910)	(3,585)
Income tax benefit (expense)	(202)	829
Net loss	$ (30,112)	$ (2,756)
Loss per share
Basic	$ (40.06)	$ (4.70)
Diluted	$ (40.06)	$ (4.70)
Weighted average number of shares used in per share calculation - basic	751,659	586,271
Weighted average number of shares used in per share calculation - diluted	751,659	586,271
Technical services
Revenue
Total revenue	$ 825	$ 13,527
Professional services
Revenue
Total revenue	7,498	12,330
Product and Service, Other [Member]
Revenue
Total revenue	$ 2,653	$ 3,335